Supplement to the

Diversified International (FDIVX), Global Commodity Stock (FFGCX), Fidelity® International Capital Appreciation Fund (FIVFX), International Discovery (FIGRX), International Growth (FIGFX), International Value (FIVLX), Overseas (FOSFX), Total International Equity (FTIEX), and Worldwide (FWWFX)

Diversified International is a Class of shares of Fidelity Diversified International Fund; Global Commodity Stock is a Class of shares of Fidelity Global Commodity Stock Fund; International Discovery is a Class of shares of Fidelity International Discovery Fund; International Growth is a Class of shares of Fidelity International Growth Fund; International Value is a Class of shares of Fidelity International Value Fund; Overseas is a Class of shares of Fidelity Overseas Fund; Total International Equity is a Class of shares of Fidelity Total International Equity Fund; and Worldwide is a Class of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

IBDB-10-01 October 1, 2010
1.467695.128

Supplement to
Fidelity's Targeted International Equity Funds®
December 30, 2009
Prospectus

Fidelity Latin America Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective October 1, 2010, FIL Investments (Japan) Limited no longer serves as a sub-adviser to Fidelity Canada Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund.

Shareholder Meeting. The Board of Trustees has approved a new management contract for Fidelity Southeast Asia Fund. Subject to shareholder approval, the new management contract will change the performance adjustment index from the MSCI® AC (All Country) Far East ex Japan Index to the MSCI AC (All Country) Asia ex Japan Index and allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law. If shareholders approve the proposal to change the performance adjustment index, the fund also intends to change its name to Fidelity Emerging Asia Fund and to adopt a new policy of normally investing at least 80% of the fund's assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets. If approved, the changes will take effect on the first day of the month following the shareholder meeting, which is currently expected to occur in the fourth quarter of 2010.

Shareholders of record will be entitled to vote at the meeting. Please read the proxy statement when it is available because it will contain important information relating to the proposals. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 19.

Year-by-Year Returns

Calendar Years	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
	-36.48%	-33.82%	-7.36%	37.02%	10.92%	42.68%	-5.02%	-2.68%	-36.81%	15.33%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.58%	June 30, 2009
Lowest Quarter Return	-26.00%	September 30, 2001
Year-to-Date Return	-4.64%	June 30, 2010

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 19.

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Japan Fund
Return Before Taxes	15.33%	-0.79%	-5.48%
Return After Taxes on Distributions	15.08%	-1.27%	-6.11%
Return After Taxes on Distributions and Sale of Fund Shares	10.38%	-0.44%	-4.39%
TOPIX Index (reflects no deduction for fees, expenses, or taxes)	4.79%	-1.32%	-4.16%

The following information replaces similar information for Wilson Wong in the "Fund Summary" section for Fidelity China Region Fund on page 7.

Joseph Tse has served as manager of the fund since January 2010.

The following information replaces similar information for Wilson Wong in the "Fund Management" section on page 49.

Joseph Tse is manager of Fidelity China Region Fund, which he has managed since January 2010. Since joining Fidelity Investments in 1990, Mr. Tse has worked as an analyst and manager.

TIF-10-03 October 1, 2010
1.483702.169

Supplement to the

Fidelity® Canada Fund (FICDX), Fidelity China Region Fund (FHKCX), Fidelity Europe Fund (FIEUX), Fidelity Europe Capital Appreciation Fund (FECAX), Fidelity Japan Fund (FJPNX), Fidelity Japan Smaller Companies Fund (FJSCX), Fidelity Nordic Fund (FNORX), and Fidelity Pacific Basin Fund (FPBFX)

Fidelity Canada Fund is a Class of shares of Fidelity Canada Fund; Fidelity China Region Fund is a Class of shares of Fidelity China Region Fund; Fidelity Europe Fund is a Class of shares of Fidelity Europe Fund; and Fidelity Japan Fund is a Class of shares of Fidelity Japan Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

The following information replaces similar information for Wilson Wong found in the "Management Contracts" section beginning on page 44.

Joseph Tse is the portfolio manager of China Region and receives compensation for his services. As of January 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FIL Limited (FIL), an affiliate of FMR, or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of the portfolio manager's bonus that is linked to the investment performance of China Region is based on the fund's pre-tax investment performance measured against the MSCI Golden Dragon Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIL and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

TIFB-10-02 October 1, 2010
1.467593.140

The following table provides information relating to other accounts managed by Mr. Tse as of January 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,256	none	$ 2,504
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes China Region ($2,256 (in millions) assets managed).

As of January 31, 2010, the dollar range of shares of China Region beneficially owned by Mr. Tse was none.

Supplement to the

Emerging Europe, Middle East, Africa (EMEA) (FEMEX), Emerging Markets (FEMKX), Fidelity® Latin America Fund (FLATX), and Southeast Asia (FSEAX)

Emerging Europe, Middle East, Africa (EMEA) is a Class of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Emerging Markets is a Class of shares of Fidelity Emerging Markets Fund; and Southeast Asia is a Class of shares of Fidelity Southeast Asia Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Fidelity Latin America Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

EMEB-10-01 October 1, 2010
1.881199.104

Supplement to the
Fidelity® Europe Fund
Class F
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investments (Japan) Limited no longer serves as a sub-adviser to the fund.

EUR-F-10-01 October 1, 2010
1.903241.101

Supplement to the
Fidelity® Japan Fund
Class F
December 30, 2009
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Year-by-Year ReturnsA

Calendar Years	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
	-36.48%	-33.82%	-7.36%	37.02%	10.92%	42.68%	-5.02%	-2.68%	-36.81%	15.33%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.58%	June 30, 2009
Lowest Quarter Return	-26.00%	September 30, 2001
Year-to-Date Return	-4.64%	June 30, 2010

A The returns shown above are for Fidelity Japan Fund, a class of shares of the fund that is not offered through this prospectus. Class F would have substantially similar annual returns to Fidelity Japan Fund because the classes are invested in the same portfolio of securities. Class F's returns would differ from Fidelity Japan Fund's returns to the extent that the classes do not have the same expenses.

JPN-F-10-01 October 1, 2010
1.903239.101

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 6.

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Japan FundA
Return Before Taxes	15.33%	-0.79%	-5.48%
Return After Taxes on Distributions	15.08%	-1.27%	-6.11%
Return After Taxes on Distributions and Sale of Fund Shares	10.38%	-0.44%	-4.39%
TOPIX Index (reflects no deduction for fees, expenses, or taxes)	4.79%	-1.32%	-4.16%

A The returns shown above are for Fidelity Japan Fund, a class of shares of the fund that is not offered through this prospectus. Class F would have substantially similar annual returns to Fidelity Japan Fund because the classes are invested in the same portfolio of securities. Class F's returns would differ from Fidelity Japan Fund's returns to the extent that the classes do not have the same expenses.

Supplement to the

Fidelity® Diversified International Fund Class F (FDVFX), Fidelity Europe Fund Class F (FEUFX),
Fidelity Japan Fund Class F (FJPFX), Fidelity Overseas Fund Class F (FFOSX),
Fidelity Series Emerging Markets Fund Class F (FEMFX), and Fidelity Southeast Asia Fund Class F (FSEFX)

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

The following information replaces similar information found in the "Management Contracts" section beginning on page 39.

Sub-Adviser - FMRC. On behalf of Diversified International, Europe, and Overseas, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of Japan and Southeast Asia, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. On behalf of Series Emerging Markets, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

Sub-Advisers - FMR U.K., FMR H.K., FMR Japan, FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FIIA. On behalf of each fund, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. On behalf of Diversified International, Japan, Overseas, Series Emerging Markets, and Southeast Asia, FIIA, in turn, has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIIA, and not the funds, pay the sub-advisers.

Currently, FIJ has day-to-day responsibility for choosing investments for Japan. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Series Emerging Markets. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Southeast Asia.

The following information supplements similar information found in the "Management Contracts" section beginning on page 39.

Sam Polyak is co-manager of Series Emerging Markets and receives compensation for his services. As of July 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR emerging market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Series Emerging Markets is based on the fund's pre-tax investment performance measured against the MSCI® Emerging Markets Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar® Emerging Markets Equity Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Markets Materials Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

F-COM10B-10-05 October 1, 2010
1.902959.106

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Polyak as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 369	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Series Emerging Markets managed by Mr. Polyak ($318 (in millions) assets managed).

As of July 31, 2010, the dollar range of shares of Series Emerging Markets beneficially owned by Mr. Polyak was none.

The following information replaces similar information for Alicia Frank found in the "Management Contracts" section beginning on page 39. All references to Ms. Frank are no longer applicable.

Per Johansson is a research analyst and is co-manager of Series Emerging Markets and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of January 31, 2010, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging markets funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, (ii) the pre-tax investment performance of his recommendations measured against a benchmark index corresponding to his assignment universe and against a broadly diversified emerging markets index, and (iii) the investment performance of other FMR international funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of the portfolio manager's bonus that is linked to the investment performance of Series Emerging Markets is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. His base pay and bonus opportunity tend to increase with his level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Johansson as of January 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,800	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 8	none	none

* Includes Series Emerging Markets ($1,180 (in millions) assets managed).

As of January 31, 2010, the dollar range of shares of Series Emerging Markets beneficially owned by Mr. Johansson was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 39.

The following table provides information relating to other accounts managed by Mr. Hayes as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,330	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Emerging Markets Fund ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets Fund beneficially owned by Mr. Hayes was none.

The following table provides information relating to other accounts managed by Ms. Larrabee as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,337	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7	none	none

* Includes Series Emerging Markets Fund ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets Fund beneficially owned by Ms. Larrabee was none.

The following table provides information relating to other accounts managed by Ms. Pierry as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,337	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7	none	none

* Includes Series Emerging Markets Fund ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets Fund beneficially owned by Ms. Pierry was none.

Supplement to the

Fidelity® Diversified International Fund Class K (FDIKX), Fidelity Emerging Markets Fund Class K (FKEMX), Fidelity International Discovery Fund Class K (FIDKX), and Fidelity Overseas Fund Class K (FOSKX)

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

K-COM10AB-10-01 October 1, 2010
1.918662.100

Supplement to the

Fidelity® International Small Cap Fund (FISMX) and Fidelity International Small Cap Opportunities Fund (FSCOX)

Fidelity International Small Cap Fund is a Class of shares of Fidelity International Small Cap Fund and Fidelity International Small Cap Opportunities Fund is a Class of shares of Fidelity International Small Cap Opportunities Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

The following information supplements the similar information found in the "Management Contract" section beginning on page 37.

The following table provides information relating to other accounts managed by Mr. Nicholls as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 748	none	$ 893
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 748	none	none

* Includes assets of International Small Cap managed by Mr. Nicholls ($127 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2009, the dollar range of shares of International Small Cap beneficially owned by Mr. Nicholls was none.

ISCB-10-02 October 1, 2010
1.782429.111

Supplement to the
Fidelity Advisor Canada Fund
Class A, Class T, Class B, and Class C
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investments (Japan) Limited no longer serves as a sub-adviser to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

ACAN-10-02 October 1, 2010
1.847747.107

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 27.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 28.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 30.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 31.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 34.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor Canada Fund
Institutional Class
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investments (Japan) Limited no longer serves as a sub-adviser to the fund.

ACANI-10-01 October 1, 2010
1.855551.104

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor Canada Fund	FACNX	FTCNX	FBCNX	FCCNX	FICCX
Fidelity Advisor China Region Fund	FHKAX	FHKTX	FHKBX	FCHKX	FHKIX
Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund	FMEAX	FEMTX	FEMBX	FEMCX	FIEMX
Fidelity Advisor Global Commodity Stock Fund	FFGAX	FFGTX	FFGBX	FCGCX	FFGIX
Fidelity Advisor International Discovery Fund	FAIDX	FTADX	FADDX	FCADX	FIADX
Fidelity Advisor International Growth Fund	FIAGX	FITGX	FBIGX	FIGCX	FIIIX
Fidelity Advisor International Small Cap Fund	FIASX	FTISX	FIBSX	FICSX	FIXIX
Fidelity Advisor International Small Cap Opportunities Fund	FOPAX	FOPTX	FOPBX	FOPCX	FOPIX
Fidelity Advisor International Value Fund	FIVMX	FIVPX	FIVNX	FIVOX	FIVQX
Fidelity Advisor Total International Equity Fund	FTAEX	FTTEX	FTBEX	FTCEX	FTEIX
Fidelity Advisor Worldwide Fund	FWAFX	FWTFX	FWBFX	FWCFX	FWIFX

Fidelity Advisor Canada Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Canada Fund; Fidelity Advisor China Region Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity China Region Fund; Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Fidelity Advisor Global Commodity Stock Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Global Commodity Stock Fund; Fidelity Advisor International Discovery Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Discovery Fund; Fidelity Advisor International Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Growth Fund; Fidelity Advisor International Small Cap Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Fund; Fidelity Advisor International Small Cap Opportunities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Opportunities Fund; Fidelity Advisor International Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Value Fund; Fidelity Advisor Total International Equity Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Total International Equity Fund; and Fidelity Advisor Worldwide Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

Effective January 18, 2010, Wilson Wong no longer serves as a portfolio manager of Fidelity China Region Fund. All references to Mr. Wong in the "Management Contracts" section beginning on page 50 are no longer applicable.

ACOM10AB-10-03 October 1, 2010
1.893757.103

The following information supplements the similar information found in the "Management Contracts" section beginning on page 50.

The following table provides information relating to other accounts managed by Mr. Nicholls as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 748	none	$ 893
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 748	none	none

* Includes assets of International Small Cap managed by Mr. Nicholls ($127 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2009, the dollar range of shares of International Small Cap beneficially owned by Mr. Nicholls was none.

The following information supplements the similar information found in the "Management Contract" section beginning on page 58.

Joseph Tse is the portfolio manager of China Region and receives compensation for his services. As of January 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FIL Limited (FIL), an affiliate of FMR, or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of the portfolio manager's bonus that is linked to the investment performance of China Region is based on the fund's pre-tax investment performance measured against the MSCI Golden Dragon Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIL and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Tse as of January 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,256	none	$ 2,504
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes China Region ($2,256 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of January 31, 2010, the dollar range of shares of China Region beneficially owned by Mr. Tse was none.

Supplement to the

Fidelity® Series Emerging Markets Fund (FEMSX)

A Class of shares of Fidelity Series Emerging Markets Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

The following information replaces similar information found in the "Management Contract" section on page 34.

Sub-Adviser - FMRC. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. Under the terms of the sub-advisory agreement for the fund, FMR, and not the fund, pays FMRC's fees.

Sub-Advisers - FMR U.K., FMR H.K., FMR Japan, FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., FMR Japan, and FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-advisory agreements with FIIA(U.K.)L and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR and FIIA, and not the fund, pay the sub-advisers.

Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 34.

Sam Polyak is co-manager of Fidelity Series Emerging Markets Fund and receives compensation for his services. As of July 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR emerging market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Series Emerging Markets Fund is based on the fund's pre-tax investment performance measured against the MSCI® Emerging Markets Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar® Emerging Markets Equity Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Markets Materials Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ILFB-10-04 October 1, 2010
1.881205.107

The following table provides information relating to other accounts managed by Mr. Polyak as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 369	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Series Emerging Markets Fund managed by Mr. Polyak ($318 (in millions) assets managed).

As of July 31, 2010, the dollar range of shares of Fidelity Series Emerging Markets Fund beneficially owned by Mr. Polyak was none.

The following information replaces similar information for Alicia Frank found in the "Management Contract" section beginning on page 34. All references to Ms. Frank are no longer applicable.

Per Johansson is a research analyst and is co-manager of Series Emerging Markets and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of January 31, 2010, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging markets funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, (ii) the pre-tax investment performance of his recommendations measured against a benchmark index corresponding to his assignment universe and against a broadly diversified emerging markets index, and (iii) the investment performance of other FMR international funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of the portfolio manager's bonus that is linked to the investment performance of Series Emerging Markets is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. His base pay and bonus opportunity tend to increase with his level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Johansson as of January 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,800	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 8	none	none

* Includes Series Emerging Markets ($1,180 (in millions) assets managed).

As of January 31, 2010, the dollar range of shares of Series Emerging Markets beneficially owned by Mr. Johansson was none.

The following information supplements similar information found in the "Management Contract" section beginning on page 34.

The following table provides information relating to other accounts managed by Jim Hayes as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,330	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Emerging Markets ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets beneficially owned by Mr. Hayes was none.

The following table provides information relating to other accounts managed by Jessamyn Larrabee as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,337	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7	none	none

* Includes Series Emerging Markets ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets beneficially owned by Ms. Larrabee was none.

The following table provides information relating to other accounts managed by Carolina Pierry as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,337	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7	none	none

* Includes Series Emerging Markets ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets beneficially owned by Ms. Pierry was none.

Supplement to the

Fidelity® Series International Growth Fund

Fidelity Series International Value Fund

Fidelity Series International Small Cap Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

October 25, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

GSV-SB-10-01 October 1, 2010
1.918664.100

Supplement to the

Fidelity® Series International Growth Fund

Fidelity Series International Value Fund

Fidelity Series International Small Cap Fund

Class F

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

October 25, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

GSV-FB-10-01 October 1, 2010
1.918663.100